Annual Total Returns - Voya Large Cap Value Fund (Class P3 Shares) [BarChart] - Class P3 Shares - Voya Large Cap Value Fund - Class P3	Sep. 30, 2021
Bar Chart Table:
2011
2012
2013
2014
2015
2016
2017
2018
2019	25.85%
2020	6.71%